Stockholders' Equity (Stock Options Outstanding and Exercisable by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Number of stock options outstanding	27,974,627
Number of stock options exercisable	18,139,203
Outstanding stock options, weighted average remaining contractual life (years)	4 years
Intrinsic value of stock options outstanding	$ 1,090,000,000
Exercisable stock options, weighted average remaining contractual life (years)	3 years
Intrinsic value of stock options exercisable	$ 753,000,000
Company stock price	$ 63.74
$5 to $9.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 5
Exercise price range, upper range limit	$ 9.99
Number of stock options outstanding	2,854,741
Number of stock options exercisable	2,854,741
Stock options outstanding, weighted average exercise price	$ 5.22
Stock options exercisable, weighted average exercise price	$ 5.22
Outstanding stock options, weighted average remaining contractual life (years)	3 years 2 months
$10 to $19.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 10
Exercise price range, upper range limit	$ 19.99
Number of stock options outstanding	4,182,323
Number of stock options exercisable	2,662,606
Stock options outstanding, weighted average exercise price	$ 13.80
Stock options exercisable, weighted average exercise price	$ 13.94
Outstanding stock options, weighted average remaining contractual life (years)	3 years 11 months
$20 to $29.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 20
Exercise price range, upper range limit	$ 29.99
Number of stock options outstanding	15,104,406
Number of stock options exercisable	10,009,437
Stock options outstanding, weighted average exercise price	$ 26.47
Stock options exercisable, weighted average exercise price	$ 26.81
Outstanding stock options, weighted average remaining contractual life (years)	3 years 9 months
$30 to $39.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 30
Exercise price range, upper range limit	$ 39.99
Number of stock options outstanding	3,110,305
Number of stock options exercisable	2,595,311
Stock options outstanding, weighted average exercise price	$ 32.23
Stock options exercisable, weighted average exercise price	$ 31.79
Outstanding stock options, weighted average remaining contractual life (years)	3 years 4 months
$40 to $49.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 40
Exercise price range, upper range limit	$ 49.99
Number of stock options outstanding	2,664,447
Number of stock options exercisable	17,108
Stock options outstanding, weighted average exercise price	$ 44.05
Stock options exercisable, weighted average exercise price	$ 43.21
Outstanding stock options, weighted average remaining contractual life (years)	7 years 2 months
$50 to $59.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 50
Exercise price range, upper range limit	$ 59.99
Number of stock options outstanding	58,405
Number of stock options exercisable	0
Stock options outstanding, weighted average exercise price	$ 57.37
Stock options exercisable, weighted average exercise price	$ 0
Outstanding stock options, weighted average remaining contractual life (years)	7 years 9 months